Allowance for Losses on Loans - Allowance for Losses on Loans (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				$ 106,829				$ 114,591	$ 106,829	$ 114,591
Charge-offs									(6,000)	(14,600)
Recoveries									19,065	19,970
Provision & Transfers									(6,400)	(13,132)
Ending Allowance	$ 113,494				$ 106,829				113,494	106,829	$ 114,591
Provision (release) for loan losses	(3,100)	$ (1,650)	$ (1,500)	0	219	$ (1,932)	$ (3,949)	(5,500)	(6,250)	(11,162)	(15,401)
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				47,347				62,763	47,347	62,763
Charge-offs									(3,106)	(5,524)
Recoveries									3,251	13,403
Provision & Transfers									(9,696)	(23,295)
Ending Allowance	37,796				47,347				37,796	47,347	62,763
Construction
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				6,680				6,742	6,680	6,742
Charge-offs									0	(388)
Recoveries									745	120
Provision & Transfers									12,413	206
Ending Allowance	19,838				6,680				19,838	6,680	6,742
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				990				1,695	990	1,695
Charge-offs									(60)	0
Recoveries									60	0
Provision & Transfers									90	(705)
Ending Allowance	1,080				990				1,080	990	1,695
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				5,781				5,592	5,781	5,592
Charge-offs									(42)	(38)
Recoveries									8,220	207
Provision & Transfers									(7,936)	20
Ending Allowance	6,023				5,781				6,023	5,781	5,592
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				2,946				3,077	2,946	3,077
Charge-offs									(732)	(459)
Recoveries									5	221
Provision & Transfers									316	107
Ending Allowance	2,535				2,946				2,535	2,946	3,077
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				5,304				4,248	5,304	4,248
Charge-offs									0	0
Recoveries									0	220
Provision & Transfers									1,621	836
Ending Allowance	6,925				5,304				6,925	5,304	4,248
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				8,960				7,548	8,960	7,548
Charge-offs									(103)	(1,711)
Recoveries									1,812	735
Provision & Transfers									(2,081)	2,388
Ending Allowance	8,588				8,960				8,588	8,960	7,548
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				24,980				16,527	24,980	16,527
Charge-offs									(941)	(3,354)
Recoveries									2,933	1,374
Provision & Transfers									1,036	10,433
Ending Allowance	28,008				24,980				28,008	24,980	16,527
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				902				928	902	928
Charge-offs									(54)	(66)
Recoveries									21	2
Provision & Transfers									(56)	38
Ending Allowance	813				902				813	902	928
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				2,939				3,227	2,939	3,227
Charge-offs									(962)	(3,060)
Recoveries									2,018	3,688
Provision & Transfers									(2,107)	(916)
Ending Allowance	$ 1,888				2,939				1,888	2,939	3,227
Covered Loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance				$ 0				$ 2,244	$ 0	2,244
Charge-offs										0
Recoveries										0
Provision & Transfers										(2,244)
Ending Allowance					$ 0					$ 0	$ 2,244